STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Activity
Total stock-based compensation to employees and non-employees for the years ended December 31, 2015 and 2014 is presented in the following table:

	2015	2014
Employee Option Awards	$2,213	$2,047
Non-employee Compensation Expense	21	289
Non-employee Restricted Stock Awards	—	3,088
Total Compensation Expense	$2,234	$5,424

Schedule Of Share Based Compensation Stock Options Activity
The following table summarizes the Company’s stock option award activity:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 31, 2013	2,305,000	$3.96
Options Granted	1,573,000	3.22
Options Exercised	—	—
Options Cancelled	(250,000)	3.98
Outstanding at December 31, 2014	3,628,000	$3.64

Options Granted	1,151,500	$1.18
Options Exercised	—	—
Options Cancelled	(223,333)	3.98
Options Forfeited	(293,001)	2.95
Outstanding at December 31, 2015	4,263,166	$3.01

Options Vested and Exercisable at December 31, 2015	1,915,827	$3.58

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The stock option awards are exercisable at various times through 2018. Additional information with respect to the outstanding stock option awards as of December 31, 2015, is as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		Remaining	Exercise		Exercise	Remaining
	Options	Contractual	Price Per	Options	Price Per	Contractual
	Outstanding	Life in Years	Share	Exercisable	Share	Life
Range of Exercise Prices
$0.00 – 0.50	325,000	9.81	$0.30	49,998	$0.37	9.75
$0.51 - 1.00	3,500	9.61	0.63	-	-	-
$1.01 - 1.50	718,000	9.33	1.39	27,500	1.40	9.38
$1.51 - 2.00	25,000	2.00	2.00	25,000	2.00	2.00
$2.01 - 2.50	162,500	8.98	2.20	30,833	2.20	8.98
$2.51 – 3.00	67,500	8.70	2.62	57,500	2.64	8.71
$3.01 – 3.50	740,000	6.35	3.18	428,333	3.18	5.00
$3.51 – 4.00	595,000	8.17	3.66	209,999	3.67	8.17
$4.01 – 4.50	1,626,666	7.85	4.05	1,086,664	4.05	7.84
Total	4,263,166	8.06	$3.01	1,915,827	$3.58	7.28

Schedule Of Share Based Payment Award Stock Options Other Selected Information	Other selected information is as follows:
	2015	2014
Aggregate intrinsic value of outstanding options	$—	$—
Weighted average fair value per share of options granted	$0.63	$1.56

Schedule of Assumptions Used
The table below presents the weighted average assumptions used to calculate the fair value of stock option awards granted during the years ended December 31, 2015 and 2014, respectively:

	2015	2014
Risk Free Interest Rate	0.79 – 2.19%	1.64 – 2.75%
Expected Volatility	64.1% - 87.5%	55.6% - 74.1%
Dividend Yield	0%	0%
Expected Life in Years	6.3	6.0